Supplement to the Current Prospectus

MFS(R) High Income Fund

Effective March 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                   All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1      R2      R3      R4     R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...................... 0.46%    0.46%   0.46%  0.46%   0.46%
Distribution and/or Service (12b-1)
Fees(1)............................. 1.00%    0.50%   0.50%  0.25%    N/A
Other Expenses(2)................... 0.24%    0.24%   0.24%  0.24%   0.24%
                                     -----    -----   -----  -----   -----
Total Annual Fund Operating
Expenses(2)......................... 1.70%    1.20%   1.20%  0.95%   0.70%

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.


Effective March 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $173     $536     $923    $2,009
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $122     $381     $660    $1,455
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $122     $381     $660    $1,455
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $97     $303     $526    $1,166
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $72     $224     $390      $871
----------------------------------------------------------------------------

Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.

Effective March 1, 2008, the table under the sub-section entitled, "Description of Share Classes - Distribution and Service Fees" is restated as follows, with respect to Class R1 shares only:

----------------------------------------------------------------------------
Class              Maximum         Maximum Service       Maximum Total
                                                       Distribution and
               Distribution Fee          Fee              Service Fee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class R1            0.75%               0.25%                1.00%
----------------------------------------------------------------------------

               The date of this supplement is March 1, 2008.